NOTES PAYABLE (Detail Textuals) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Notes Payable [Abstract]
Notes payable	$ 6,008	37,761	85,763